MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES AND ACCRUED INTEREST
Schedule of available-for-sale marketable securities

The following is a summary of available-for-sale marketable securities:

	December 31, 2021
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	losses	Value
Maturing between one to five years:
Corporate bonds	$87,690	$54	(1,248)	$86,496
Governmental bonds	2,848	—	(37)	2,811
Accrued interest	669	—	—	669

Balance as of December 31, 2021	$91,207	$54	$(1,285)	$89,976

	December 31, 2020
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	losses	Value
Maturing between one to five years:
Corporate bonds	$53,351	$508	(6)	$53,853
Governmental bonds	1,055	—	(13)	1,042
Accrued interest	449	—	—	449

Balance as of December 31, 2020	$54,855	$508	$(19)	$55,344